Business Acquisitions, Dispositions, Goodwill and Intangible Assets (Intangible Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Trademarks and other	$ 2,069	$ 2,177
Total	20,173	19,623
Finite-Lived Intangible Assets [Line Items]
Gross Amount	18,104	17,446
Accumulated Amortization	4,570	4,095
Service Portfolios [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Amount	1,977	2,103
Accumulated Amortization	1,307	1,309
Patents and trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Amount	361	336
Accumulated Amortization	189	177
IAE Collaboration [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Amount	3,336	2,872
Accumulated Amortization	86	20
Customer Relationships and Other
Finite-Lived Intangible Assets [Line Items]
Gross Amount	12,430	12,135
Accumulated Amortization	$ 2,988	$ 2,589